WARRANTS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 28, 2021	Mar. 31, 2019	Jun. 30, 2021	Dec. 31, 2021
Statement [Line Items]
Warrants issued				183,486
Warrant exercise price per share				$ 2.50
Warrant value		$ 200,000	$ 330,277	$ 220,457
Private Placements [Member]
Statement [Line Items]
Warrants issued	1,834,862	2,500,000	1,834,862
Warrant exercise price per share		$ 8.00	$ 2.50
Warrant value	$ 8,000,000	$ 200,000	$ 330,277